FAIR VALUE MEASUREMENTS (Tables) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Company's assets that are measured at fair value on a recurring basis

		June 30,
Description	Level	2022
Assets:
Investments held in Trust Account	1	$205,551,462
Liabilities:
Warrant liability – Public Warrants	1	$905,624
Warrant liability – Private Placement Warrants	2	900,000

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account	1	$205,284,883
Liabilities:
Warrant liability – Public Warrants	1	$4,943,706
Warrant liability – Private Placement Warrants	2	4,913,000

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account	1	$205,284,883
Liabilities:
Warrant liability – Public Warrants	1	4,943,706
Warrant liability – Private Placement Warrants	2	4,913,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

The following table provides quantitative information regarding Level 3 fair value measurements:

October 4, 2021
Inputs	(Initial Measurement)
Risk-free rate	0.05%
Expected term (years)	5.0
Expected volatility	11.1%
Exercise price	$11.50
Stock price	$10.03

Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 4, 2021 (inception)	$—	$—	$—
Initial measurement on October 4, 2021	5,780,000	5,816,125	11,596,125
Change in fair value	(867,000)	(872,419)	(1,739,419)
Transfer to Level 1	—	(4,943,706)	(4,943,706)
Transfer to Level 2	(4,913,000)	—	(4,913,000)
Fair value as of December 31, 2021	$—	$—	$—